Debt - Additional information (Details) - USD ($) $ in Millions				3 Months Ended
	Dec. 11, 2019	Oct. 24, 2017	Sep. 12, 2014	Mar. 31, 2020
Required minimum cash and cash equivalents				$ 21.3
Minimum Net Worth Required				$ 150.0
Minimum [Member]
Required Minimum Solvency Covenant				30.00%
Cash and Cash Equivalent Percentage				5.00%
Fair market Value Percentage				130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13.5
Debt Instrument, Basis Spread on Variable Rate			2.90%
Debt Instrument Maturity Period			September 2021
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
Nordea SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100.0
Debt Instrument, Basis Spread on Variable Rate	2.40%
Debt Instrument Maturity Period	December 2024
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40.0
Number of days to provide notice for draw down or repayment of debt	5 days
ABN CACIB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 61.5
Debt Instrument, Basis Spread on Variable Rate	2.40%
Debt Instrument Maturity Period	December 2024
ABN CACIB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.4%
ABN AMRO Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15.0
Debt Instrument, Basis Spread on Variable Rate		3.50%
Debt Instrument, Description of Variable Rate Basis		October 2020
ABN AMRO Revolving Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.5%